Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI UAE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 3.2%
Air Arabia PJSC	4,456,328	$1,286,010

Banks — 35.5%
Abu Dhabi Commercial Bank PJSC	1,506,984	1,805,189
Dubai Islamic Bank PJSC	1,809,246	1,748,587
Emirates NBD Bank PJSC	720,511	1,694,789
First Abu Dhabi Bank PJSC	2,907,496	8,770,417

		14,018,982

Building Products — 0.9%
National Central Cooling Co. PJSC	708,565	372,305

Capital Markets — 4.3%
Dubai Financial Market PJSC	4,989,023	1,013,248
SHUAA Capital PSC(a)	4,410,983	684,497

		1,697,745

Construction & Engineering — 1.6%
Arabtec Holding PJSC	3,121,037	500,467
Drake & Scull International PJSC(a)(b)	2,972,998	137,596

		638,063

Diversified Financial Services — 4.0%
Al Waha Capital PJSC(a)	3,838,621	688,687
Amanat Holdings PJSC	3,742,001	766,096
Gulf General Investment Co.(a)(b)	7,295,803	121,618

		1,576,401

Diversified Telecommunication Services — 21.1%
Emirates Telecommunications Group Co. PJSC	1,958,588	8,339,522

Energy Equipment & Services — 0.6%
Lamprell PLC(a)	1,141,183	232,789

Food Products — 1.2%
Agthia Group PJSC	652,327	465,295

Health Care Providers & Services — 0.0%
NMC Health PLC(a)(b)	112,588	1

Hotels, Restaurants & Leisure — 1.1%
DXB Entertainments PJSC(a)	12,176,637	427,640

Industrial Conglomerates — 3.2%
Dubai Investments PJSC	4,010,740	1,277,532

Security	Shares	Value

Oil, Gas & Consumable Fuels — 3.1%
Dana Gas PJSC	6,811,823	$1,207,274

Real Estate Management & Development — 14.9%
Aldar Properties PJSC	3,668,429	1,727,777
DAMAC Properties Dubai Co. PJSC(a)	5,182,840	915,744
Deyaar Development PJSC(a)	1,067,581	77,311
Emaar Development PJSC(a)	75,061	39,644
Emaar Malls PJSC(a)	210,070	75,492
Emaar Properties PJSC(a)	2,490,186	1,694,857
Eshraq Investments PJSC(a)	4,954,423	303,485
RAK Properties PJSC	4,261,870	379,410
Union Properties PJSC(a)	8,962,883	685,670

		5,899,390

Thrifts & Mortgage Finance — 0.6%
Amlak Finance PJSC(a)	2,609,308	239,396

Transportation Infrastructure — 4.4%
DP World PLC	109,783	1,729,082

Total Common Stocks — 99.7% (Cost: $49,311,970)		39,407,427

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(c)(d)	290,000	290,000

Total Short-Term Investments — 0.8% (Cost: $290,000)		290,000

Total Investments in Securities — 100.5% (Cost: $49,601,970)		39,697,427

Other Assets, Less Liabilities — (0.5)%		(181,035)

Net Assets — 100.0%		$39,516,392

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	845,962	(845,962)	—	$—	$6,617	(b)	$(173)	$85
BlackRock Cash Funds: Treasury, SL Agency Shares	158,000	132,000	290,000	290,000	820		—	—

				$290,000	$7,437		$(173)	$85

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI UAE ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$39,148,212	$—	$259,215	$39,407,427
Money Market Funds	290,000	—	—	290,000

	$39,438,212	$—	$259,215	$39,697,427

2